Fair value measurement	12 Months Ended
Dec. 31, 2025
Fair value measurement
Fair value measurement

4.    Fair value measurement

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets that the Group reports in its consolidated balance sheets at fair value on a recurring basis.

Short-term investments

The Group values its wealth management products, money market fund and time deposits placed with bank with original maturities of longer than three months but less than one year using alternative pricing sources and models utilizing market observable inputs, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2. The wealth management products and structured deposits usually have short original maturities of less than 1 year. For the years ended December 31, 2023, 2024 and 2025, gross unrealized gains of nil, RMB23,798 thousand and RMB20,017 thousand were recorded on short-term investments, respectively.

4.    Fair value measurement (continued)

Derivatives

The Group entered into currency exchange forward contracts with certain commercial bank in the PRC. These contracts involve the exchange of Renminbi and US dollars at pre-arranged fixed foreign exchange rates on specific future dates. The Group records the currency exchange forward contract as derivative assets/liabilities at their fair values at each of reporting date. The Group values the currency exchange forward contract based on quoted prices provided by the bank, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2. For the years ended December 31, 2023, 2024 and 2025, fair value gains of 6,926, nil and fair value loss of RMB8,736 thousand were recorded on derivatives, respectively.

Other financial instruments

The followings are other financial instruments not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.

Short-term receivables and payables. Accounts receivable, prepayments and other current assets are financial assets with carrying values that approximate to fair value due to their short-term nature. Accounts payable, accrued expenses and other current liabilities and advance from customers, are financial liabilities with carrying values that approximate to fair value due to their short-term nature.

Short-term borrowings, current portion of long-term borrowings and long-term borrowings. The fair value of borrowings was determined using the present value of future cash flows based on the borrowing rates currently available for borrowings with similar terms and maturities. The fair value of these borrowings obligations approximate their carrying value as the borrowing rates are similar to the market rates that are currently available to the Group for financing obligations with similar terms and credit risks.